Supplemental Cash Flow Information - Cash Portion of Purchase Price of Vessels Acquired from Teekay Corporation (Parenthetical) (Detail) (USD $)	0 Months Ended	1 Months Ended	2 Months Ended	12 Months Ended
	May 02, 2013	May 31, 2013	May 02, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Cash portion of original purchase price				$ 286,645,000		$ 60,683,000
Voyageur Spirit [Member]
Business Acquisition [Line Items]
Cash acquired, amount				900,000
Cash portion of original purchase price	270,000,000	270,000,000	150,000,000	234,125,000
Voyageur Spirit [Member] | Indemnification Agreement [Member]
Business Acquisition [Line Items]
Indemnification amount				34,900,000
Cidade de Itajai [Member]
Business Acquisition [Line Items]
Cash acquired, amount				1,300,000
Cash portion of original purchase price				$ 52,520,000